SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Finance lease liabilities	$ 3,384,455	$ 3,116,259
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable	392,686	1,903,672
Accounts payable	279,498	236,429
Finance lease liabilities	1,117,351	644,275
Amount due to a director	$ 196,906	$ 545,063